UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund (ETW)

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric, sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0727 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2020

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

Table of Contents

Performance	2

Fund Profile	3

Fund Snapshot	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Annual Meeting of Shareholders	23

Board of Trustees’ Contract Approval	24

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Performance1

Portfolio Managers Michael A. Allison, CFA of Eaton Vance Management and Thomas C. Seto of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	09/30/2005	–7.18%	–1.02%	4.22%	8.17%
Fund at Market Price	—	–12.27	–2.89	3.76	7.78
S&P 500® Index	—	–3.08%	7.51%	10.72%	13.98%
MSCI Europe Index	—	–12.78	–6.78	1.46	5.65
Cboe S&P 500 BuyWrite IndexSM	—	–15.11	–10.94	2.81	6.33
Cboe NASDAQ–100 BuyWrite IndexSM	—	–6.60	–0.09	7.59	8.27

% Premium/Discount to NAV[2]
					–6.39%

Distributions[3]
Total Distributions per share for the period					$0.436
Distribution Rate at NAV					9.44%
Distribution Rate at Market Price					10.09%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Fund Profile

Sector Allocation (% of total investments)4

Country Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Microsoft Corp.	5.2%

Apple, Inc.	5.2

Amazon.com, Inc.	4.5

Nestle S.A.	2.2

Facebook, Inc., Class A	2.1

Roche Holding AG PC	1.7

Alphabet, Inc., Class A	1.7

Alphabet, Inc., Class C	1.6

Intel Corp.	1.5

LVMH Moet Hennessy Louis Vuitton SE	1.4

Total	27.1%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Fund Snapshot

Objective	The primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a diversified portfolio of common stocks and writes call options on one or more U.S. and foreign indices on a substantial portion of the value of its common stock portfolio to seek to generate current earnings from the option premium. The Fund evaluates returns on an after tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the Fund.

Options Strategy	Write Index Covered Calls
Equity Benchmarks[1]	S&P 500® Index MSCI Europe Index
Morningstar Category	Option Writing
Distribution Frequency	Monthly

Common Stock Portfolio
Positions Held	295
% US / Non-US	54.7/45.3
Average Market Cap	$356.0 Billion

Call Options Written
% of Stock Portfolio	90%
Average Days to Expiration	13 days
% In the Money	0.4%

The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For an index call option, the buyer has the right to receive from the seller (or writer) a cash payment at the option expiration date equal to any positive difference between the value of the index at contract expiration and the exercise price. The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

In the Money: For a call option on an index, the extent to which the current price of the index exceeds the exercise price of the option.

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Cboe NASDAQ–100 BuyWrite IndexSM measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ–100® Index and writes (sells) NASDAQ–100® Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 6/30/2020, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.

Important Notice to Shareholders

On August 13, 2020, the Board of Trustees of the Fund amended and restated the Fund’s By-Laws (the “Amended and Restated By-Laws”). The Amended and Restated By-Laws include provisions (the “Control Share Provisions”) pursuant to which, in summary, a shareholder who obtains beneficial ownership of Fund shares in a “Control Share Acquisition” may exercise voting rights with respect to such shares only to the extent the authorization of such voting rights is approved by other shareholders of the Fund. The Control Share Provisions are primarily intended to protect the interests of the Fund and its shareholders by limiting the risk that the Fund will become subject to undue influence by opportunistic hedge funds or other activist investors. The Control Share Provisions do not eliminate voting rights for shares acquired in Control Share Acquisitions, but rather, they entrust the Fund’s other “non-interested” shareholders with determining whether to approve the authorization of voting rights for such shares. Subject to various conditions and exceptions, the Amended and Restated By-Laws define a “Control Share Acquisition” to include an acquisition of Fund shares that, but for the Control Share Provisions, would give the beneficial owner, upon the acquisition of such shares, the ability to exercise voting power in the election of Fund Trustees in any of the following ranges: (i) one-tenth or more, but less than one-fifth of all voting power; (ii) one-fifth or more, but less than one-third of all voting power; (iii) one-third or more, but less than a majority of all voting power; or (iv) a majority or more of all voting power. Share acquisitions prior to August 13, 2020 are excluded from the definition of Control Share Acquisition. This discussion is only a high-level summary of certain aspects of the Control Share Provisions, and is qualified in its entirety by reference to the full Amended and Restated By-Laws. The Amended and Restated By-Laws were filed by the Fund on Form 8-K with the Securities and Exchange Commission and are available at sec.gov.

5

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 101.4%
Security	Shares	Value

Aerospace & Defense — 1.3%

Airbus SE(1)(2)	56,122	$4,021,354

General Dynamics Corp.(1)	6,866	1,026,192

L3Harris Technologies, Inc.(1)	7,755	1,315,791

Northrop Grumman Corp.(1)	8,728	2,683,336

Raytheon Technologies Corp.(1)	47,912	2,952,338

Rolls-Royce Holdings PLC	74,914	264,492

Textron, Inc.	20,700	681,237

		$12,944,740

Air Freight & Logistics — 0.5%

Deutsche Post AG(1)	123,359	$4,529,724

Expeditors International of Washington, Inc.(1)	3,871	294,351

		$4,824,075

Auto Components — 0.5%

Cie Generale des Etablissements Michelin SCA(1)	15,277	$1,592,367

Denso Corp.	55,400	2,172,624

Toyota Industries Corp.	6,400	340,177

Yokohama Rubber Co., Ltd. (The)	75,500	1,067,572

		$5,172,740

Automobiles — 0.7%

Daimler AG(1)	13,299	$541,055

Honda Motor Co., Ltd.	24,800	634,723

Isuzu Motors, Ltd.	58,000	527,065

Mazda Motor Corp.	26,000	157,089

Mitsubishi Motors Corp.	70,000	173,490

Toyota Motor Corp.	12,900	811,204

Volkswagen AG, PFC Shares	24,779	3,766,407

		$6,611,033

Banks — 3.4%

Banco Santander S.A.	693,281	$1,696,084

Bank of America Corp.(1)	50,000	1,187,500

BNP Paribas S.A.(1)(2)	75,132	3,001,824

Credit Agricole S.A.(1)(2)	243,088	2,308,286

Danske Bank A/S(1)(2)	72,886	974,373

Fifth Third Bancorp	47,006	906,276

HSBC Holdings PLC(1)	500,000	2,323,794

Huntington Bancshares, Inc.(1)	217,053	1,961,074

ING Groep NV(1)	165,384	1,152,875

Intesa Sanpaolo SpA(2)	2,079,278	3,995,727

JPMorgan Chase & Co.(1)	47,825	4,498,419

Security	Shares	Value

Banks (continued)

KBC Group NV	22,722	$1,305,406

KeyCorp(1)	163,919	1,996,533

Lloyds Banking Group PLC	2,000,000	771,519

PNC Financial Services Group, Inc. (The)	6,406	673,975

Royal Bank of Scotland Group PLC	500,000	750,622

Shinsei Bank, Ltd.(2)	31,400	379,790

Societe Generale S.A.(2)	167,278	2,796,834

Standard Chartered PLC	43,591	236,298

Truist Financial Corp.	25,182	945,584

Wells Fargo & Co.(1)	10,407	266,419

		$34,129,212

Beverages — 1.5%

Coca-Cola Co. (The)(1)	24,571	$1,097,832

Constellation Brands, Inc., Class A(1)	29,994	5,247,450

Heineken Holding NV	24,773	2,026,191

Heineken NV	7,692	709,262

Kirin Holdings Co., Ltd.	59,000	1,243,705

PepsiCo, Inc.(1)	29,721	3,930,900

Takara Holdings, Inc.	20,500	183,472

		$14,438,812

Biotechnology — 2.1%

AbbVie, Inc.(1)	26,528	$2,604,519

Amgen, Inc.(1)	34,963	8,246,373

BioMarin Pharmaceutical, Inc.(1)(2)	9,584	1,182,091

Gilead Sciences, Inc.(1)	114,043	8,774,468

		$20,807,451

Building Products — 0.7%

Daikin Industries, Ltd.	40,100	$6,488,179

		$6,488,179

Capital Markets — 1.5%

CME Group, Inc.	2,281	$370,754

London Stock Exchange Group PLC	14,000	1,455,932

Moody’s Corp.(1)	12,481	3,428,905

Morgan Stanley(1)	35,092	1,694,944

S&P Global, Inc.(1)	13,142	4,330,026

Schroders PLC(1)	42,659	1,556,956

St. James’s Place PLC(1)	209,534	2,463,798

		$15,301,315

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals — 3.8%

Air Liquide S.A.	38,480	$5,563,696

Air Products and Chemicals, Inc.(1)	28,132	6,792,753

Akzo Nobel NV	2,842	255,327

BASF SE(1)	67,072	3,767,386

Corteva, Inc.(2)	4,706	126,074

Daicel Corp.(1)	51,000	395,268

Dow, Inc.(2)	4,706	191,816

DuPont de Nemours, Inc.	4,706	250,030

Eastman Chemical Co.(1)	20,943	1,458,470

Johnson Matthey PLC(1)	77,449	2,017,076

Linde PLC(1)(2)	47,250	10,007,288

Mitsubishi Gas Chemical Co., Inc.	18,200	276,812

Nitto Denko Corp.	34,900	1,978,486

Shin-Etsu Chemical Co., Ltd.	22,800	2,675,842

Sumitomo Chemical Co., Ltd.	35,700	107,414

Toray Industries, Inc.	56,000	264,321

Tosoh Corp.	86,500	1,188,242

		$37,316,301

Commercial Services & Supplies — 0.5%

Rentokil Initial PLC	97,214	$614,701

SECOM Co., Ltd.	31,800	2,790,217

Waste Management, Inc.(1)	10,662	1,129,212

		$4,534,130

Communications Equipment — 1.3%

Cisco Systems, Inc.(1)	280,593	$13,086,858

		$13,086,858

Construction & Engineering — 0.2%

Ferrovial S.A.	83,666	$2,236,389

		$2,236,389

Construction Materials — 0.2%

CRH PLC	62,332	$2,145,483

		$2,145,483

Consumer Finance — 0.3%

American Express Co.(1)	31,280	$2,977,856

Navient Corp.	43,966	309,081

		$3,286,937

Containers & Packaging — 0.2%

Smurfit Kappa Group PLC	61,889	$2,051,403

		$2,051,403

Security	Shares	Value

Distributors — 0.2%

LKQ Corp.(2)	53,930	$1,412,966

		$1,412,966

Diversified Financial Services — 0.4%

Berkshire Hathaway, Inc., Class B(1)(2)	12,353	$2,205,134

Groupe Bruxelles Lambert S.A.	4,239	355,059

M&G PLC	286,752	595,425

ORIX Corp.	41,300	512,832

		$3,668,450

Diversified Telecommunication Services — 1.0%

AT&T, Inc.	10,976	$331,804

Deutsche Telekom AG(1)(2)	403,141	6,764,397

Orange S.A.	58,486	699,373

United Internet AG	52,975	2,250,750

Verizon Communications, Inc.	5,212	287,338

		$10,333,662

Electric Utilities — 1.4%

Acciona S.A.	8,786	$864,326

Edison International(1)	19,359	1,051,388

Enel SpA	226,448	1,958,422

Iberdrola S.A.(1)	877,463	10,244,099

		$14,118,235

Electrical Equipment — 0.6%

ABB, Ltd.(1)	107,459	$2,437,484

Fujikura, Ltd.	69,000	199,744

Legrand S.A.(1)	47,726	3,626,338

		$6,263,566

Electronic Equipment, Instruments & Components — 1.3%

Alps Alpine Co., Ltd.	113,800	$1,466,796

Corning, Inc.	19,975	517,353

Halma PLC	82,563	2,352,236

Kyocera Corp.	33,800	1,844,958

Taiyo Yuden Co., Ltd.	89,800	2,808,083

TDK Corp.	40,200	4,001,964

		$12,991,390

Entertainment — 2.4%

Electronic Arts, Inc.(1)(2)	45,613	$6,023,197

Netflix, Inc.(1)(2)	21,000	9,555,840

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Entertainment (continued)

Vivendi S.A.	131,584	$3,400,089

Walt Disney Co. (The)(1)	46,417	5,175,960

		$24,155,086

Equity Real Estate Investment Trusts (REITs) — 0.5%

American Tower Corp.(1)	17,793	$4,600,202

British Land Co. PLC (The)	30,062	143,801

Capital & Counties Properties PLC	189,600	343,830

		$5,087,833

Food & Staples Retailing — 0.5%

FamilyMart Co., Ltd.	34,400	$590,576

Seven & i Holdings Co., Ltd.	44,200	1,445,938

Tesco PLC	890,919	2,505,855

Walmart, Inc.	5,517	660,826

		$5,203,195

Food Products — 3.0%

Mondelez International, Inc., Class A(1)	120,696	$6,171,187

Nestle S.A.(1)	203,470	22,558,846

Nissin Foods Holdings Co., Ltd.	11,700	1,036,617

Toyo Suisan Kaisha, Ltd.	5,000	279,369

		$30,046,019

Gas Utilities — 0.1%

Italgas SpA	35,014	$203,768

Snam SpA	175,073	853,507

		$1,057,275

Health Care Equipment & Supplies — 1.5%

Abbott Laboratories(1)	92,410	$8,449,046

Olympus Corp.	27,600	531,369

Smith & Nephew PLC	80,000	1,490,691

Terumo Corp.	112,600	4,285,868

		$14,756,974

Health Care Providers & Services — 1.6%

CVS Health Corp.(1)	71,786	$4,663,937

McKesson Corp.(1)	10,557	1,619,655

UnitedHealth Group, Inc.(1)	31,614	9,324,549

		$15,608,141

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.5%

Accor S.A.(2)	26,214	$715,422

Yum! Brands, Inc.(1)	42,716	3,712,448

		$4,427,870

Household Durables — 0.6%

Barratt Developments PLC(1)	263,198	$1,617,651

Casio Computer Co., Ltd.	63,200	1,102,562

Nikon Corp.	44,000	369,526

PulteGroup, Inc.(1)	70,920	2,413,408

Sekisui Chemical Co., Ltd.	61,000	873,991

		$6,377,138

Household Products — 0.9%

Clorox Co. (The)(1)	13,090	$2,871,553

Henkel AG & Co. KGaA, PFC Shares	18,309	1,708,114

Kimberly-Clark Corp.	6,527	922,592

Procter & Gamble Co. (The)	4,074	487,128

Reckitt Benckiser Group PLC	28,566	2,628,027

		$8,617,414

Industrial Conglomerates — 2.1%

3M Co.(1)	16,047	$2,503,172

Honeywell International, Inc.(1)	31,549	4,561,670

Nisshinbo Holdings, Inc.	109,000	792,965

Siemens AG(1)	113,166	13,346,469

		$21,204,276

Insurance — 3.4%

Ageas S.A./NV	22,500	$797,393

Allianz SE(1)	61,906	12,650,012

Allstate Corp. (The)(1)	14,927	1,447,770

Chubb, Ltd.	7,404	937,494

Cincinnati Financial Corp.(1)	23,801	1,523,978

Hannover Rueck SE	7,000	1,209,768

Hartford Financial Services Group, Inc.(1)	20,077	773,968

Legal & General Group PLC	250,000	681,561

Lincoln National Corp.	17,183	632,163

Marsh & McLennan Cos., Inc.(1)	31,342	3,365,191

MetLife, Inc.(1)	27,893	1,018,652

MS&AD Insurance Group Holdings, Inc.	37,200	1,024,439

Principal Financial Group, Inc.	17,247	716,440

Prudential Financial, Inc.	13,233	805,890

Prudential PLC(1)	286,752	4,320,797

SCOR SE(1)(2)	61,069	1,686,619

		$33,592,135

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Interactive Media & Services — 5.5%

Alphabet, Inc., Class A(1)(2)	11,997	$17,012,346

Alphabet, Inc., Class C(1)(2)	11,694	16,530,755

Facebook, Inc., Class A(1)(2)	93,000	21,117,510

		$54,660,611

Internet & Direct Marketing Retail — 5.2%

Amazon.com, Inc.(1)(2)	16,268	$44,880,484

Booking Holdings, Inc.(1)(2)	3,247	5,170,328

Ocado Group PLC(1)(2)	44,101	1,108,274

		$51,159,086

IT Services — 3.4%

Amadeus IT Group S.A.	61,489	$3,228,302

Atos SE(2)	13,728	1,176,944

Capgemini SE(1)	34,597	3,992,544

Cognizant Technology Solutions Corp., Class A(1)	59,444	3,377,608

Fidelity National Information Services, Inc.(1)	39,273	5,266,117

Indra Sistemas S.A.(2)	58,122	460,273

Mastercard, Inc., Class A(1)	16,997	5,026,013

NTT Data Corp.	62,200	695,419

Obic Co., Ltd.	2,300	405,349

Otsuka Corp.	15,600	823,924

PayPal Holdings, Inc.(1)(2)	52,937	9,223,214

Perspecta, Inc.(1)	2,147	49,875

Worldline S.A.(2)(3)	2,251	196,263

		$33,921,845

Leisure Products — 0.2%

Hasbro, Inc.(1)	20,651	$1,547,793

Yamaha Corp.	6,800	320,722

		$1,868,515

Life Sciences Tools & Services — 0.7%

PerkinElmer, Inc.	6,547	$642,195

Thermo Fisher Scientific, Inc.(1)	17,359	6,289,860

		$6,932,055

Machinery — 1.3%

Dover Corp.	7,424	$716,861

Ebara Corp.	25,500	601,725

FANUC Corp.	23,827	4,271,464

Kawasaki Heavy Industries, Ltd.	3,100	44,775

Komatsu, Ltd.	29,200	598,031

Makita Corp.	7,700	280,006

Security	Shares	Value

Machinery (continued)

NSK, Ltd.	6,000	$44,776

Parker-Hannifin Corp.(1)	7,147	1,309,831

SMC Corp.	1,500	770,881

Snap-on, Inc.	6,143	850,867

Stanley Black & Decker, Inc.(1)	24,657	3,436,693

		$12,925,910

Media — 1.4%

Charter Communications, Inc., Class A(1)(2)	9,419	$4,804,067

Comcast Corp., Class A(1)	231,953	9,041,528

Hakuhodo DY Holdings, Inc.	20,900	249,440

		$14,095,035

Metals & Mining — 0.9%

Glencore PLC	1,472,251	$3,136,196

Mitsubishi Materials Corp.	5,100	107,689

Rio Tinto PLC(1)	101,078	5,688,321

		$8,932,206

Multi-Utilities — 1.1%

CMS Energy Corp.(1)	108,509	$6,339,095

Engie S.A.(2)	212,752	2,638,534

NiSource, Inc.	42,420	964,631

Veolia Environnement S.A.	37,663	850,474

		$10,792,734

Multiline Retail — 0.4%

Next PLC(1)	41,584	$2,517,702

Target Corp.(1)	13,800	1,655,034

		$4,172,736

Oil, Gas & Consumable Fuels — 2.2%

BP PLC(1)	343,796	$1,317,097

Chevron Corp.(1)	32,468	2,897,120

Eni SpA	112,075	1,074,351

Idemitsu Kosan Co., Ltd.	16,200	345,741

Marathon Petroleum Corp.(1)	27,916	1,043,500

Phillips 66(1)	36,105	2,595,950

Royal Dutch Shell PLC, Class A(1)	189,507	3,034,247

Royal Dutch Shell PLC, Class B	165,771	2,513,137

Total S.A.(1)	190,146	7,331,727

		$22,152,870

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Paper & Forest Products — 0.1%

Mondi PLC	38,326	$716,887

Oji Holdings Corp.	13,000	60,650

		$777,537

Personal Products — 2.0%

Estee Lauder Cos., Inc. (The), Class A(1)	24,480	$4,618,886

Kao Corp.(1)	45,354	3,599,195

Unilever NV(1)	193,140	10,297,782

Unilever PLC	25,759	1,389,468

		$19,905,331

Pharmaceuticals — 7.9%

Astellas Pharma, Inc.	205,900	$3,438,439

AstraZeneca PLC(1)	83,424	8,682,303

Bayer AG(1)	32,735	2,426,432

Bristol-Myers Squibb Co.(1)	35,160	2,067,408

Chugai Pharmaceutical Co., Ltd.	119,400	6,392,669

Eisai Co., Ltd.	13,646	1,084,159

Eli Lilly & Co.(1)	13,232	2,172,430

Johnson & Johnson(1)	15,601	2,193,969

Merck & Co., Inc.(1)	98,165	7,591,099

Novartis AG(1)	154,782	13,484,765

Pfizer, Inc.	14,458	472,777

Roche Holding AG PC(1)	49,591	17,180,779

Sanofi(1)	103,989	10,605,272

UCB S.A.	9,177	1,064,958

		$78,857,459

Professional Services — 0.8%

Equifax, Inc.(1)	15,217	$2,615,498

Experian PLC	85,608	3,004,742

Recruit Holdings Co., Ltd.	12,500	429,877

Robert Half International, Inc.(1)	30,884	1,631,602

Wolters Kluwer NV	961	75,116

		$7,756,835

Real Estate Management & Development — 0.4%

CBRE Group, Inc., Class A(1)(2)	37,761	$1,707,553

Daito Trust Construction Co., Ltd.	6,300	580,617

Heiwa Real Estate Co., Ltd.	34,400	985,555

Sumitomo Realty & Development Co., Ltd.	13,600	375,396

		$3,649,121

Security	Shares	Value

Road & Rail — 1.0%

Central Japan Railway Co.	3,400	$525,838

CSX Corp.(1)	79,314	5,531,358

East Japan Railway Co.	2,900	200,956

Kansas City Southern(1)	15,468	2,309,218

Keio Corp.	15,200	869,898

		$9,437,268

Semiconductors & Semiconductor Equipment — 5.6%

ASML Holding NV(1)	28,290	$10,348,845

Infineon Technologies AG	90,000	2,108,896

Intel Corp.(1)	258,365	15,457,978

Marvell Technology Group, Ltd.(1)	82,514	2,892,941

Maxim Integrated Products, Inc.(1)	18,000	1,090,980

NXP Semiconductors NV(1)	40,985	4,673,929

STMicroelectronics NV	35,000	954,039

Texas Instruments, Inc.(1)	82,713	10,502,070

Tokyo Electron, Ltd.	31,400	7,747,755

		$55,777,433

Software — 7.0%

Adobe, Inc.(1)(2)	13,000	$5,659,030

Citrix Systems, Inc.(1)	29,549	4,370,592

Dassault Systemes SE	9,700	1,683,851

Microsoft Corp.(1)	259,475	52,805,757

Oracle Corp.(1)	34,518	1,907,810

Sage Group PLC (The)	313,890	2,605,581

Trend Micro, Inc.	14,097	787,803

		$69,820,424

Specialty Retail — 2.6%

Fast Retailing Co., Ltd.	22,700	$13,047,311

Fnac Darty S.A.(2)	922	38,292

Home Depot, Inc. (The)(1)	21,311	5,338,619

Lowe’s Cos., Inc.(1)	40,810	5,514,247

Tiffany & Co.(1)	10,337	1,260,494

USS Co., Ltd.	27,200	436,026

		$25,634,989

Technology Hardware, Storage & Peripherals — 5.5%

Apple, Inc.(1)	144,176	$52,595,405

Canon, Inc.	4,600	91,761

Hewlett Packard Enterprise Co.	78,955	768,232

HP, Inc.	39,615	690,489

		$54,145,887

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.8%

adidas AG(2)	19,523	$5,147,269

Kering(1)	8,281	4,527,379

LVMH Moet Hennessy Louis Vuitton SE(1)	32,072	14,159,626

NIKE, Inc., Class B(1)	43,531	4,268,214

		$28,102,488

Tobacco — 1.0%

British American Tobacco PLC(1)	173,393	$6,650,110

Japan Tobacco, Inc.	76,500	1,420,816

Philip Morris International, Inc.(1)	31,523	2,208,501

		$10,279,427

Trading Companies & Distributors — 0.5%

Ferguson PLC	45,384	$3,710,892

Marubeni Corp.	20,000	90,848

Mitsubishi Corp.	21,400	452,219

Sumitomo Corp.	96,700	1,112,189

		$5,366,148

Transportation Infrastructure — 0.1%

Aeroports de Paris	6,667	$688,305

		$688,305

Wireless Telecommunication Services — 1.1%

KDDI Corp.	130,300	$3,887,780

SoftBank Group Corp.	144,196	7,271,466

Vodafone Group PLC	100,000	158,976

		$11,318,222

Total Common Stocks — 101.4% (identified cost $367,907,450)		$1,007,427,160

Total Investments — 101.4% (identified cost $367,907,450)		$1,007,427,160

Total Written Call Options — (2.0)% (premiums received $26,103,247)		$(19,918,941)

Other Assets, Less Liabilities — 0.6%		$5,605,470

Net Assets — 100.0%		$993,113,689

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $196,263 or less than 0.05% of the Fund’s net assets.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	54.7%	$551,395,768

Japan	11.1	111,472,454

France	7.7	77,301,413

United Kingdom	7.5	75,368,995

Germany	6.0	60,216,679

Switzerland	5.5	55,661,874

Netherlands	2.9	29,539,327

Spain	1.9	18,729,473

Ireland	1.4	14,204,174

Italy	0.9	9,039,814

Belgium	0.3	3,522,816

Denmark	0.1	974,373

Total Investments	100.0%	$1,007,427,160

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Written Call Options — (2.0)%

Exchange-Traded Options — (2.0)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

Dow Jones Euro Stoxx 50 Index	1,280	EUR	41,396,096	EUR	3,325	7/3/20	$(87,107)

Dow Jones Euro Stoxx 50 Index	1,300	EUR	42,042,910	EUR	3,200	7/10/20	(1,124,335)

Dow Jones Euro Stoxx 50 Index	1,310	EUR	42,366,317	EUR	3,225	7/17/20	(1,174,767)

Dow Jones Euro Stoxx 50 Index	1,325	EUR	42,851,428	EUR	3,250	7/24/20	(1,178,022)

FTSE 100 Index	620	GBP	38,252,388	GBP	6,200	7/17/20	(879,600)

FTSE 100 Index	510	GBP	31,465,674	GBP	6,325	7/17/20	(372,129)

NASDAQ 100 Index	18	USD	18,282,330	USD	9,700	7/1/20	(818,730)

NASDAQ 100 Index	18	USD	18,282,330	USD	9,675	7/2/20	(877,500)

NASDAQ 100 Index	17	USD	17,266,645	USD	9,800	7/6/20	(643,110)

NASDAQ 100 Index	17	USD	17,266,645	USD	10,100	7/8/20	(296,565)

NASDAQ 100 Index	17	USD	17,266,645	USD	9,900	7/10/20	(576,980)

NASDAQ 100 Index	17	USD	17,266,645	USD	9,500	7/13/20	(1,177,505)

NASDAQ 100 Index	17	USD	17,266,645	USD	10,000	7/15/20	(511,275)

NASDAQ 100 Index	17	USD	17,266,645	USD	9,975	7/17/20	(567,545)

NASDAQ 100 Index	17	USD	17,266,645	USD	10,000	7/20/20	(566,355)

NASDAQ 100 Index	17	USD	17,266,645	USD	10,200	7/22/20	(386,495)

NASDAQ 100 Index	17	USD	17,266,645	USD	10,000	7/24/20	(633,845)

NASDAQ 100 Index	18	USD	18,282,330	USD	9,900	7/27/20	(817,650)

Nikkei 225 Index	125	JPY	2,786,017,500	JPY	23,000	7/3/20	(21,675)

Nikkei 225 Index	125	JPY	2,786,017,500	JPY	22,000	7/10/20	(645,514)

Nikkei 225 Index	125	JPY	2,786,017,500	JPY	22,500	7/17/20	(439,442)

Nikkei 225 Index	130	JPY	2,897,458,200	JPY	22,500	7/22/20	(522,784)

S&P 500 Index	83	USD	25,732,407	USD	3,100	7/1/20	(116,615)

S&P 500 Index	83	USD	25,732,407	USD	3,175	7/2/20	(20,957)

S&P 500 Index	80	USD	24,802,320	USD	3,200	7/6/20	(26,000)

S&P 500 Index	81	USD	25,112,349	USD	3,200	7/8/20	(50,220)

S&P 500 Index	81	USD	25,112,349	USD	3,100	7/10/20	(379,485)

S&P 500 Index	83	USD	25,732,407	USD	2,975	7/13/20	(1,178,600)

S&P 500 Index	83	USD	25,732,407	USD	3,125	7/15/20	(356,070)

S&P 500 Index	83	USD	25,732,407	USD	3,150	7/17/20	(297,555)

S&P 500 Index	82	USD	25,422,378	USD	3,100	7/20/20	(546,120)

S&P 500 Index	84	USD	26,042,436	USD	3,100	7/22/20	(587,160)

S&P 500 Index	84	USD	26,042,436	USD	3,075	7/24/20	(748,020)

S&P 500 Index	85	USD	26,352,465	USD	3,050	7/27/20	(929,050)

SMI Index	380	CHF	38,172,140	CHF	10,200	7/17/20	(364,159)

Total							$(19,918,941)

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

CHF	–	Swiss Franc

EUR	–	Euro

GBP	–	British Pound Sterling

JPY	–	Japanese Yen

USD	–	United States Dollar

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $367,907,450)	$1,007,427,160

Cash	2,961,438

Foreign currency, at value (identified cost, $20,714)	20,590

Dividends receivable	868,674

Tax reclaims receivable	2,867,378

Total assets	$1,014,145,240

Liabilities

Written options outstanding, at value (premiums received, $26,103,247)	$19,918,941

Payable to affiliates:

Investment adviser fee	808,100

Trustees’ fees	13,913

Accrued expenses	290,597

Total liabilities	$21,031,551

Net Assets	$993,113,689

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 107,486,624 shares issued and outstanding	$1,074,866

Additional paid-in capital	388,793,879

Distributable earnings	603,244,944

Net Assets	$993,113,689

Net Asset Value

($993,113,689 ÷ 107,486,624 common shares issued and outstanding)	$9.24

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends (net of foreign taxes, $867,696)	$11,917,827

Total investment income	$11,917,827

Expenses

Investment adviser fee	$4,989,930

Trustees’ fees and expenses	28,050

Custodian fee	202,145

Transfer and dividend disbursing agent fees	8,945

Legal and accounting services	49,753

Printing and postage	198,654

Miscellaneous	55,254

Total expenses	$5,532,731

Net investment income	$6,385,096

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$72,587,041

Written options	(73,492,088)

Foreign currency transactions	(36,625)

Net realized loss	$(941,672)

Change in unrealized appreciation (depreciation) —

Investments	$(102,080,515)

Written options	10,809,499

Foreign currency	53,639

Net change in unrealized appreciation (depreciation)	$(91,217,377)

Net realized and unrealized loss	$(92,159,049)

Net decrease in net assets from operations	$(85,773,953)

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$6,385,096	$13,839,784

Net realized gain (loss)	(941,672)	15,773,492

Net change in unrealized appreciation (depreciation)	(91,217,377)	148,755,223

Net increase (decrease) in net assets from operations	$(85,773,953)	$178,368,499

Distributions to shareholders	$(46,883,773)*	$(24,800,161)

Tax return of capital to shareholders	$—	$(68,948,455)

Capital share transactions —

Reinvestment of distributions	$268,181	$—

Net increase in net assets from capital share transactions	$268,181	$—

Net increase (decrease) in net assets	$(132,389,545)	$84,619,883

Net Assets

At beginning of period	$1,125,503,234	$1,040,883,351

At end of period	$993,113,689	$1,125,503,234

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Financial Highlights

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.470		$9.690	$11.590	$10.710	$11.560	$12.290

Income (Loss) From Operations

Net investment income(1)	$0.059		$0.129	$0.141	$0.135	$0.163	$0.183

Net realized and unrealized gain (loss)	(0.853)		1.523	(0.950)	1.850	0.155	0.255

Total income (loss) from operations	$(0.794)		$1.652	$(0.809)	$1.985	$0.318	$0.438

Less Distributions

From net investment income	$(0.436	)*	$(0.142)	$(0.129)	$(0.149)	$(0.155)	$(0.183)

From net realized gain	—		(0.089)	(0.550)	—	—	—

Tax return of capital	—		(0.641)	(0.413)	(0.956)	(1.013)	(0.985)

Total distributions	$(0.436)		$(0.872)	$(1.092)	$(1.105)	$(1.168)	$(1.168)

Premium from common shares sold through shelf offering (see Note 5)(1)	$—		$—	$0.001	$—	$—	$—

Net asset value — End of period	$9.240		$10.470	$9.690	$11.590	$10.710	$11.560

Market value — End of period	$8.650		$10.370	$9.530	$11.920	$10.070	$11.230

Total Investment Return on Net Asset Value(2)	(7.18	)%(3)	18.05%	(7.72)%	19.28%	3.46%	3.92%

Total Investment Return on Market Value(2)	(12.27	)%(3)	18.88%	(11.76)%	30.47%	0.14%	12.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$993,114		$1,125,503	$1,040,883	$1,236,915	$1,139,577	$1,230,445

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.11	%(5)	1.10%	1.09%	1.09%	1.10%	1.09%

Net investment income	1.28	%(5)	1.26%	1.27%	1.20%	1.50%	1.50%

Portfolio Turnover	5	%(3)	2%	4%	1%	8%	7%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end. See Note 2.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net

18

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. For the six months ended June 30, 2020, the amount of distributions estimated to be a tax return of capital was approximately $41,478,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At December 31, 2019, the Fund had a late year ordinary loss of $43,607, related to certain specified losses realized after October 31, 2019, which it has elected to defer to the following taxable year pursuant to income tax regulations.

At December 31, 2019, the Fund had a net capital loss of $2,434,278 attributable to security transactions incurred after October 31, 2019 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2020.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$345,436,397

Gross unrealized appreciation	$651,315,365

Gross unrealized depreciation	(9,243,543)

Net unrealized appreciation	$642,071,822

19

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2020, the Fund’s investment adviser fee amounted to $4,989,930. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $53,068,873 and $153,410,889, respectively, for the six months ended June 30, 2020.

5  Common Shares of Beneficial Interest and Shelf Offering

The Fund may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended June 30, 2020 were 26,037. There were no common shares issued by the Fund for the year ended December 31, 2019.

In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2020 and the year ended December 31, 2019.

Pursuant to a registration statement filed with and declared effective on April 12, 2018 by the SEC, the Fund is authorized to issue up to an additional 12,811,820 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share. During the six months ended June 30, 2020 and the year ended December 31, 2019, there were no common shares sold by the Fund pursuant to its shelf offering.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2020 is included in the Portfolio of Investments. At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	—	(19,918,941)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

20

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(73,492,088)	$10,809,499

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

The average number of written options contracts outstanding during the six months ended June 30, 2020, which is indicative of the volume of this derivative type, was 8,563 contracts.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Communication Services	$89,880,345	$24,682,271	$—	$114,562,616

Consumer Discretionary	77,174,035	57,765,526	—	134,939,561

Consumer Staples	28,216,855	60,273,343	—	88,490,198

Energy	6,536,570	15,616,300	—	22,152,870

Financials	38,974,026	51,004,023	—	89,978,049

Health Care	66,294,376	70,667,704	—	136,962,080

Industrials	35,549,227	59,120,594	—	94,669,821

Information Technology	189,962,251	49,781,586	—	239,743,837

Materials	8,819,143	42,403,787	—	51,222,930

Real Estate	6,307,755	2,429,199	—	8,736,954

Utilities	8,355,114	17,613,130	—	25,968,244

Total Common Stocks	$556,069,697	$451,357,463 *	$—	$1,007,427,160

Total Investments	$556,069,697	$451,357,463	$—	$1,007,427,160

Liability Description

Written Call Options	$(13,109,407)	$(6,809,534)	$—	$(19,918,941)

Total	$(13,109,407)	$(6,809,534)	$—	$(19,918,941)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

21

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

9  Legal Proceedings

In November 2010, the Fund was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Fund has been named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas seeking to recover the proceeds received in connection with the LBO from former shareholders. The FitzSimons action and the SLFC actions are now part of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Fund is approximately $891,000 (equal to 0.09% of net assets at June 30, 2020). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

22

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 16, 2020. The following action was taken by the shareholders:

Proposal 1:  The election of Mark R. Fetting, Valerie A. Mosley, Helen Frame Peters and Marcus L. Smith as Class III Trustees of the Fund for a three-year term expiring in 2023.

Nominee for Trustee	Number of Shares(1)
	For	Withheld

Mark R. Fetting	92,273,267	2,662,658

Valerie A. Mosley	92,255,045	2,680,881

Helen Frame Peters	92,095,054	2,840,872

Marcus L. Smith	92,250,639	2,685,286

(1)	Excludes fractional shares.

23

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

24

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

25

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategies. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. and foreign indices. The Board considered that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board considered the experience of the Sub-adviser’s investment professionals in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than one of its secondary benchmark indexes and lower than its primary, other secondary and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

26

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

27

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2020

Officers and Trustees

Officers

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7746    6.30.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2020

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 24, 2020